Restatement and reclassification - Summary of effects of the reclassifications and restatement for the error on the Consolidated Statements of Operations and Comprehensive Loss (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Total revenues	$ 184,612	¥ 1,285,236	¥ 1,603,631	¥ 763,014
Cost of revenues:
Funding cost	(7,435)	(51,759)	(161,384)	(78,831)
Provision for credit losses	(4,875)	(33,942)	(70,411)	(115,920)
Origination and servicing cost	(41,712)	(290,398)	(323,342)	(177,662)
Service cost charged by Jimu Group			(529,593)	(194,294)
Cost of revenues	(110,558)	(769,688)	(1,084,730)	(566,707)
Gross Profit	74,054	515,548	518,901	196,307
Operating expenses:
Sales and marketing expenses	(9,996)	(69,593)	(99,671)	(72,076)
General and administrative expenses	(157,332)	(1,095,311)	(312,979)	(106,323)
Research and development expenses			(94,989)	(71,517)
Total operating expenses	(178,687)	(1,243,983)	(507,639)	(249,916)
Operating (loss)/income	(104,633)	(728,435)	11,262	(53,609)
Change in fair value of convertible loans			(9,552)	(7,042)
Share of loss from equity method investments	(1,171)	(8,149)	(2,652)	(2,455)
Impairment from long-term investments				(2,000)
Other income, net	(1,595)	(11,094)	8,822	(1,238)
Gain from financial guarantee liabilities		407,403	21,397	0
(Loss)/income before income tax expense	(129,928)	(904,522)	7,880	(66,344)
Income tax expense	(283)	(1,968)	(5,709)	(18,516)
Net (loss)/income	(130,126)	(905,895)	2,171	(84,860)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax		11,876	30,173	841
Total other comprehensive income			32,344	(84,019)
Technical service fees
Revenues:
Total revenues	154,810	1,077,760	1,297,758	619,605
Installment service fees
Revenues:
Total revenues	26,912	187,359	291,077	139,862
Wealth management service fees and others
Revenues:
Total revenues	$ 2,890	¥ 20,117	14,796	3,547
As previously reported
Revenues:
Total revenues			1,052,641	568,720
Cost of revenues:
Funding cost			(161,384)	(78,831)
Provision for credit losses			(70,411)	(115,920)
Origination and servicing cost			(323,342)	(177,662)
Cost of revenues			(555,137)	(372,413)
Gross Profit			497,504	196,307
Operating expenses:
Sales and marketing expenses			(99,671)	(72,076)
General and administrative expenses			(312,979)	(106,323)
Research and development expenses			(94,989)	(71,517)
Total operating expenses			(507,639)	(249,916)
Operating (loss)/income			(10,135)	(53,609)
Change in fair value of convertible loans			(9,552)	(7,042)
Share of loss from equity method investments			(2,652)	(2,455)
Impairment from long-term investments				(2,000)
Other income, net			8,822	(1,238)
Gain from financial guarantee liabilities			21,397
(Loss)/income before income tax expense			7,880	(66,344)
Income tax expense			(5,709)	(18,516)
Net (loss)/income			2,171	(84,860)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax			30,173	841
Total other comprehensive income			32,344	(84,019)
As previously reported | Technical service fees
Revenues:
Total revenues			746,768	425,311
As previously reported | Installment service fees
Revenues:
Total revenues			291,077	139,862
As previously reported | Wealth management service fees and others
Revenues:
Total revenues			14,796	3,547
Restatement adjustment
Revenues:
Total revenues			550,990	194,294
Cost of revenues:
Service cost charged by Jimu Group			(529,593)	(194,294)
Cost of revenues			(529,593)	(194,294)
Gross Profit			21,397
Operating expenses:
Operating (loss)/income			21,397
Gain from financial guarantee liabilities			21,397
Restatement adjustment | Technical service fees
Revenues:
Total revenues			¥ 550,990	¥ 194,294